Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table (“SCT”) Total Compensation for PEO (1)	Compensation Actually Paid to PEO(2)	Average SCT Total Compensation for Other Non- PEO NEOs(3)	Average Compensation Actually Paid to Other Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income($) (thousands)(5)	Book Value per Share(6)
					Cumulative Total Stockholder Return (“TSR”)(4)	Peer Group Cumulative TSR(4)
2023	$8,084,993	$13,943,630	$1,689,010	$2,307,248	$166.54	$133.21	$665,511	$33.19
2022	$7,853,225	$9,520,813	$1,658,390	$1,838,710	$132.49	$90.52	$704,157	$29.05
2021	$11,006,561	$14,078,504	$1,875,884	$1,988,829	$106.61	$98.97	$546,685	$24.70

Company Selected Measure Name	Book Value per Share
Named Executive Officers, Footnote	Our PEO in 2023, 2022 and 2021 was Mr. Rohit Gupta.The non-PEO NEOs included for 2023, 2022 and 2021 are: Hardin Dean Mitchell, Evan Stolove, Michael Derstine and Brian Gould.
Peer Group Issuers, Footnote	Cumulative TSR is calculated assuming $100 was invested on September 16, 2021, the date our common stock commenced trading on Nasdaq, through the end of the applicable fiscal year. The market cap weighted peer group is the composite peer group consisting of Essent Group Ltd., MGIC Investment Corporation, NMI Holdings, Inc., and Radian Group Inc., used for the stock performance graph reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.
PEO Total Compensation Amount	$ 8,084,993	$ 7,853,225	$ 11,006,561
PEO Actually Paid Compensation Amount	$ 13,943,630	9,520,813	14,078,504
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s 2023 total compensation as reported in the SCT and the average of the total compensation for our non-PEO NEOs for 2023 as reported in the SCT to determine the 2023 compensation actually paid to the PEO and the 2023 average compensation actually paid to our non-PEO NEOs, respectively. For purposes of the adjustments below, the fair values of equity awards were calculated consistent with ASC 718 using the same methodology as used to account for share-based payments in the Corporation’s financial statements.
Non-PEO NEO Average Total Compensation Amount	$ 1,689,010	1,658,390	1,875,884
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,307,248	1,838,710	1,988,829
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s 2023 total compensation as reported in the SCT and the average of the total compensation for our non-PEO NEOs for 2023 as reported in the SCT to determine the 2023 compensation actually paid to the PEO and the 2023 average compensation actually paid to our non-PEO NEOs, respectively. For purposes of the adjustments below, the fair values of equity awards were calculated consistent with ASC 718 using the same methodology as used to account for share-based payments in the Corporation’s financial statements.
Compensation Actually Paid vs. Total Shareholder Return	Pay versus Total Shareholder Return

PEO CAP	Average Non-PEO NEO CAP	Peer TSR	Enact TSR

Compensation Actually Paid vs. Net Income	Pay versus Net Income

PEO CAP	Average Non-PEO NEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	Pay versus Book Value Per Share

PEO CAP	Average Non-PEO NEO CAP	Book Value Per Share

Tabular List, Table	•Book Value per Share •Adjusted Operating Income •Adjusted Return on Equity
Total Shareholder Return Amount	$ 166.54	132.49	106.61
Peer Group Total Shareholder Return Amount	133.21	90.52	98.97
Net Income (Loss)	$ 665,511,000	$ 704,157,000	$ 546,685,000
Company Selected Measure Amount | $ / shares	33.19	29.05	24.70
PEO Name	Mr. Rohit Gupta
Additional 402(v) Disclosure	The dollar amounts reported for net income are as reflected in Enact’s audited consolidated financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Book Value per Share
Non-GAAP Measure Description	Book Value per Share is a metric used in our equity incentive program and subject to the following adjustments: Excludes the impact, if any, on reported financial results of any of the following events or items that occur during the performance period: a) accumulated other comprehensive income (loss), b) any dividends declared on Shares, c) repurchases of Shares, d) repurchases of convertible debt, e) certain litigation settlements and judgements, f) changes in foreign exchange rates, and g) changes in accounting principles or other laws or provisions. We review changes in Book Value per Share as a means of evaluating performance during the performance year. The 2022 value has been updated from prior year disclosure of $28.96 to the 2022 amount in the table above as an error in calculating was corrected.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Equity
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,858,637
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(4,205,746)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,014,611
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,897,601
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	142,586
PEO | Equity Awards Dividends Paid Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,074,994
PEO | Equity Awards Change in Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(65,409)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	618,238
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(525,743)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	626,855
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	372,513
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	784
Non-PEO NEO | Equity Awards Dividends Paid Prior To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	143,828
Non-PEO NEO | Equity Awards Change in Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0